Right-of-Use Assets and Operating Lease Liabilties (Details) - Schedule of carrying amounts of right-of-use assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Carrying Amounts Of Right Of Use Assets Abstract
Balance at January 1,	$ 2,364,993	$ 4,190,351
New leases	2,956,201	824,734
Depreciation expense	(1,066,662)	(2,279,722)
Exchange difference	(83,123)	(370,370)
Balance at December 31,	$ 4,171,409	$ 2,364,993